Goodwill (Details) ¥ in Thousands, $ in Thousands	12 Months Ended
	Dec. 31, 2020 CNY (¥)	Dec. 31, 2020 USD ($)	Dec. 31, 2019 CNY (¥)	Dec. 31, 2018 CNY (¥)
Changes in the carrying amount of goodwill
Balance at the beginning	¥ 12,697			¥ 147,296
Additions (Note 8)	10,236		¥ 12,743
Impairment	(12,565)		(147,296)	¥ 0
Translation adjustments	(132)		(46)
Balance at the end	10,236	$ 1,569	12,697
Impairment loss	¥ 16,893	$ 2,589	254,683
Databook Tech Ltd.(Databook Tech Ltd. and its subsidiaries and VIE collectively refer to "Databook")
Changes in the carrying amount of goodwill
Impairment loss			¥ 254,700